Consolidated Subsidiaries - Summary of Financial Information of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 69,129,625		₩ 64,638,690
Total liabilities		42,843,974		38,361,337
Sales		10,386,091		9,324,391
Profit (loss) for the year		(16,382)		302,232
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,855,071		11,487,325
Total liabilities		7,410,881		6,510,826
Sales		8,972,991		5,188,856
Profit (loss) for the year		71,662		(58,096)
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,062,605		13,761,908
Total liabilities		10,776,943		9,912,907
Sales		8,629,165		5,353,915
Profit (loss) for the year		(58,173)		60,737
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,459,054		10,822,780
Total liabilities		8,125,312		7,116,671
Sales		8,112,727		4,970,805
Profit (loss) for the year		106,361		(171,562)
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		14,011,354		11,350,984
Total liabilities		8,296,983		7,099,881
Sales		9,304,362		5,671,989
Profit (loss) for the year		(68,315)		(113,352)
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,079,954		9,895,739
Total liabilities		5,818,789		5,163,005
Sales		6,925,094		4,743,030
Profit (loss) for the year		2,888		10,872
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		815,533		705,043
Total liabilities		272,119		191,592
Sales		505,291		433,127
Profit (loss) for the year		17,954		16,452
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,555,453		1,420,705
Total liabilities		344,702		311,607
Sales		1,425,913		1,375,668
Profit (loss) for the year		97,881		98,132
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		949,455		837,249
Total liabilities		490,215		405,614
Sales		304,405		323,729
Profit (loss) for the year		31,508		25,799
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		734,439		721,634
Total liabilities		166,272		189,242
Sales		739,453		673,261
Profit (loss) for the year		42,584		67,244
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		128,784		128,968
Total liabilities		0		0
Sales		0		0
Profit (loss) for the year		(216)		341
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		127,744		154,317
Total liabilities		101		482
Sales		0		0
Profit (loss) for the year		9,976		8,766
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,125		7,151
Total liabilities		598		559
Sales		0		0
Profit (loss) for the year		(22)		(25)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		191,634		191,757
Total liabilities		129		128
Sales		0		0
Profit (loss) for the year		39,346		60,192
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,799		6,122
Total liabilities		14		19
Sales		0		0
Profit (loss) for the year		102		(68)
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		231,132		259,069
Total liabilities		3,642		38,555
Sales		23,263		60,532
Profit (loss) for the year		16,455		12,981
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,890		1,729
Total liabilities		10,482		9,794
Sales		0		0
Profit (loss) for the year		20		(86)
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		269,582		241,299
Total liabilities		3,917		3,106
Sales		0		0
Profit (loss) for the year		9,938		16,762
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		597,635		551,407
Total liabilities		222,186		207,844
Sales		0		0
Profit (loss) for the year		(11,312)		3,526
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		388,071		302,340
Total liabilities		1,817		1,351
Sales		0		0
Profit (loss) for the year		58,030		11,462
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		137,454		133,610
Total liabilities		64		866
Sales		0		0
Profit (loss) for the year		8,570		5,395
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		579		481
Total liabilities		11		11
Sales		0		0
Profit (loss) for the year		102		25
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		74,180		44,798
Total liabilities		13,097		5,561
Sales		52,271		22,013
Profit (loss) for the year		24,443		8,268
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		81,216		54,162
Total liabilities		10,327		5,648
Sales		52,272		22,013
Profit (loss) for the year		23,368		5,942
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		81,696		54,564
Total liabilities		10,184		4,766
Sales		52,271		22,013
Profit (loss) for the year		22,745		7,387
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		41,872		43,886
Total liabilities		10,174		4,502
Sales		52,271		22,013
Profit (loss) for the year		24,362		5,940
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		116,731		104,068
Total liabilities		102,054		89,756
Sales		0		0
Profit (loss) for the year		(634)		1,144
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		513,277		480,809
Total liabilities		247,027		262,725
Sales		24,354		21,368
Profit (loss) for the year		22,578		19,156
KHNP Canada Energy Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		107,200		109,326
Total liabilities		6,218		25
Sales		0		0
Profit (loss) for the year		149		29
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		44,034		44,319
Total liabilities		437,852		394,349
Sales		0		0
Profit (loss) for the year		(45,880)		(37,065)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,934		20,920
Total liabilities		224		159
Sales		0		0
Profit (loss) for the year		(116)		(57)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		728		148
Total liabilities		1,974		27
Sales		0		0
Profit (loss) for the year		(1,363)		(8)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		653,830		584,625
Total liabilities		528,315		435,796
Sales		232,893		151,467
Profit (loss) for the year		23,122		18,499
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,238		2,500
Total liabilities		2,173		956
Sales		7,015		12,070
Profit (loss) for the year		(211)		574
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		71,326		51,045
Total liabilities		16,419		150
Sales		0		0
Profit (loss) for the year		4,465		3,199
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15,753		13,499
Total liabilities		3,232		3,314
Sales		22,488		18,296
Profit (loss) for the year		3,668		885
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,316		2,545
Total liabilities		784		631
Sales		9,602		8,664
Profit (loss) for the year		355		505
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0		0
Total liabilities		10		10
Sales		0		0
Profit (loss) for the year		0		0
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		22,854		33,782
Total liabilities		6,964		16,298
Sales		45,009		9,698
Profit (loss) for the year		7,657		816
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		47,775	[1]	46,687	[2]
Total liabilities		2,595	[1]	1,278	[2]
Sales		21,717	[1]	18,335	[2]
Profit (loss) for the year		4,337	[1]	6,807	[2]
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,116		2,101
Total liabilities		34		17
Sales		0		0
Profit (loss) for the year		(59)		(43)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		395,067		354,024
Total liabilities		901		1,172
Sales		3,230		2,861
Profit (loss) for the year		34,260		16,168
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		220,414		243,977
Total liabilities		226,517		224,132
Sales		112,524		93,794
Profit (loss) for the year		(26,004)		(5,588)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		227,638		212,161
Total liabilities		163,106		167,409
Sales		3,781		2,903
Profit (loss) for the year		5,778		3,017
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		98,513		96,937
Total liabilities		55,579		60,702
Sales		24,888		15,289
Profit (loss) for the year		9,711		3,132
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[3]	571,200		329,986
Total liabilities	[3]	317,903		56,325
Sales	[3]	34,059		1,715
Profit (loss) for the year	[3]	(3,293)		(1,311)
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		93,390		47,031
Total liabilities		5		1,226
Sales		0		0
Profit (loss) for the year		4,100		4,615
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		135,213		151,478
Total liabilities		63		172
Sales		0		0
Profit (loss) for the year		19,396		27,365
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		376,449		359,393
Total liabilities		192,335		188,507
Sales		52,526		36,020
Profit (loss) for the year		13,083		3,820
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		135		119
Total liabilities		41		116
Sales		0		0
Profit (loss) for the year		(68)		(132)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		320		293
Total liabilities		40		131
Sales		0		0
Profit (loss) for the year		(64)		(147)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		416,750		424,183
Total liabilities		310,529		311,459
Sales		57,135		70,287
Profit (loss) for the year		12,394		34,018
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,985		3,405
Total liabilities		662		842
Sales		4,589		4,518
Profit (loss) for the year		775		442
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		79,172		85,315
Total liabilities		32,147		35,543
Sales		31,068		30,531
Profit (loss) for the year		(3,730)		1,345
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,294		8,051
Total liabilities		600		3,652
Sales		5,232		9,768
Profit (loss) for the year		1,004		1,493
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		159,500		142,956
Total liabilities		70,037		56,688
Sales		0		0
Profit (loss) for the year		(2,811)		(851)
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25		116
Total liabilities		252		259
Sales		0		0
Profit (loss) for the year		(94)		0
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,877		6,242
Total liabilities		2,606		3,272
Sales		862		499
Profit (loss) for the year		304		47
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		213,113		200,783
Total liabilities		163,690		169,340
Sales		0		0
Profit (loss) for the year		16,564		14,739
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		425,000		393,745
Total liabilities		312,831		292,765
Sales		568,224		318,770
Profit (loss) for the year		10,878		6,339
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		109,964		125,578
Total liabilities		94,366		109,470
Sales		14,384		16,630
Profit (loss) for the year		1,615		1,794
KEPCO Energy Solution Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		317,392		317,676
Total liabilities		6,147		4,938
Sales		33,638		21,423
Profit (loss) for the year		138		3,104
KEPCO Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		243,221		231,567
Total liabilities		25,405		22,229
Sales		24,778		11,305
Profit (loss) for the year		9,305		2,014
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,722		8,007
Total liabilities		4,762		5,800
Sales		17,911		21,133
Profit (loss) for the year		(358)		(356)
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		451,762	[4]	336,932	[5]
Total liabilities		4,338	[4]	28,536	[5]
Sales		24,725	[4]	19,405	[5]
Profit (loss) for the year		7,093	[4]	11,116	[5]
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11		8
Total liabilities		119		86
Sales		0		0
Profit (loss) for the year		(12)		0
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11		8
Total liabilities		122		86
Sales		0		0
Profit (loss) for the year		(33)		(8)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8		8
Total liabilities		94		86
Sales		0		0
Profit (loss) for the year		(7)		(18)
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25		73
Total liabilities		148		168
Sales		0		0
Profit (loss) for the year		(17)		(20)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8		8
Total liabilities		54		54
Sales		0		0
Profit (loss) for the year		1		0
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,248		12,974
Total liabilities		87		70
Sales		10,010		8,543
Profit (loss) for the year		11,185		5,681
KEPCO US Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		91		17,601
Total liabilities		0		0
Sales		0		0
Profit (loss) for the year		(19,181)		0
KEPCO Alamosa LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				34,100
Total liabilities				297
Sales				124
Profit (loss) for the year				(62)
KEPCO Solar of Alamosa LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				57,104
Total liabilities				41,953
Sales				8,008
Profit (loss) for the year				(742)
KEPCO Mangilao Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		112,948		28,504
Total liabilities		40,558		32,501
Sales		21,743		0
Profit (loss) for the year		21,166		(556)
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		258,674		43,459
Total liabilities		4		29
Sales		0		0
Profit (loss) for the year		(1)		(14)
KEPCO Mangilao Solar, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		240,736		206,018
Total liabilities		373		166,095
Sales		8,870		0
Profit (loss) for the year		(14,818)		(865)
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		185,357		41,325
Total liabilities		111,343		5,139
Sales		0		0
Profit (loss) for the year		(3,546)		(2,893)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,050		11,306
Total liabilities		3		0
Sales		0		0
Profit (loss) for the year		(39)		(105)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,675		1,917
Total liabilities		80		215
Sales		1,937		1,681
Profit (loss) for the year		(104)		37
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		48,787		28,349
Total liabilities		3,701		849
Sales		1,647		180
Profit (loss) for the year		1,888		(464)
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		46,151		43,732
Total liabilities		4,768		4,113
Sales		596		1,310
Profit (loss) for the year		(670)		160
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		95,550		95,294
Total liabilities		75,846		71,358
Sales		0		0
Profit (loss) for the year		(4,705)		(4,254)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		268,063		268,100
Total liabilities		242,176		236,901
Sales		107,193		54,188
Profit (loss) for the year		(5,323)		8,738
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,353		8,963
Total liabilities		7,035		6,557
Sales		36,340		35,190
Profit (loss) for the year		356		2,326
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,597		4,384
Total liabilities		4,503		4,475
Sales		35,031		32,323
Profit (loss) for the year		905		(96)
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,266		7,289
Total liabilities		3,130		5,869
Sales		34,031		31,700
Profit (loss) for the year		171		303
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,672		5,762
Total liabilities		5,048		4,990
Sales		28,321		26,257
Profit (loss) for the year		60		31
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,756		5,483
Total liabilities		2,507		5,455
Sales		24,526		24,957
Profit (loss) for the year		581		14
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,978		2,996
Total liabilities		368		395
Sales		1,698		2,077
Profit (loss) for the year		83		106
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,285		1,800
Total liabilities		1,053		969
Sales		5,997		5,664
Profit (loss) for the year		293		152
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		315,018		286,081
Total liabilities		430		293
Sales		0		0
Profit (loss) for the year		5,024		968
Nambu USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		297,516		277,698
Total liabilities		0		0
Sales		0		0
Profit (loss) for the year		670		568
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		133,598		146,736
Total liabilities		93,639		106,961
Sales		18,332		21,731
Profit (loss) for the year		5,316		5,168
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		114,316		80,277
Total liabilities		52,241		39,139
Sales		363,627		349,116
Profit (loss) for the year		8,468		19,043
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,852		17,188
Total liabilities		11,667		15,577
Sales		105,339		94,210
Profit (loss) for the year		2,176		214
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,448		17,152
Total liabilities		12,912		16,041
Sales		84,620		77,189
Profit (loss) for the year		2,482		19
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,578		13,176
Total liabilities		9,209		10,662
Sales		69,383		65,963
Profit (loss) for the year		690		1,774
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		149,189		153,105
Total liabilities		114,241		119,461
Sales		49,873		38,867
Profit (loss) for the year		1,304		4,025
KEPCO Mangilao America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				2,173
Total liabilities				1
Sales				0
Profit (loss) for the year				0
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		236,266		220,690
Total liabilities		116,426		205,421
Sales		0		0
Profit (loss) for the year		(4,709)		(6,975)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,668		8,093
Total liabilities		8,937		6,799
Sales		46,559		41,854
Profit (loss) for the year		(2,134)		(2,101)
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,626		14,363
Total liabilities		839		393
Sales		0		0
Profit (loss) for the year		49		(551)
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		81,364		70,431
Total liabilities		54		97
Sales		1,195		402
Profit (loss) for the year		1,134		(503)
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,416		7,463
Total liabilities		3		3
Sales		0		40
Profit (loss) for the year		(48)		(74)
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		61,930		57,795
Total liabilities		3,066		2,118
Sales		20,718		15,425
Profit (loss) for the year		1,290		2,234
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		293,422		30,133
Total liabilities		323,292		30,438
Sales		0		0
Profit (loss) for the year		(31,410)		(2,030)
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,619		2,809
Total liabilities		2,007		1,529
Sales		12,417		9,520
Profit (loss) for the year		487		323
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,676		4,054
Total liabilities		1,897		1,889
Sales		16,180		15,985
Profit (loss) for the year		1,493		1,242
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		29,096		32,808
Total liabilities		31,359		33,933
Sales		169		48
Profit (loss) for the year		(1,137)		(706)
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,033		1,041
Total liabilities		23		1
Sales		0		0
Profit (loss) for the year		(30)		9
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,290		766
Total liabilities		97		10
Sales		1,127		1,001
Profit (loss) for the year		392		267
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15,940		3,758
Total liabilities		3,333		860
Sales		20,233		3,853
Profit (loss) for the year		9,871		958
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		35,310		22,616
Total liabilities		445		3,202
Sales		0		0
Profit (loss) for the year		(961)		(888)
KHNP Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,547		5,294
Total liabilities		4,147		3,879
Sales		0		0
Profit (loss) for the year		(16)		17
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,566		1,775
Total liabilities		1,507		1,632
Sales		254		5
Profit (loss) for the year		(82)		(30)
Yeong Yang Corporation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,559		1,776
Total liabilities		1,497		1,623
Sales		251		9
Profit (loss) for the year		(91)		(19)
SolarVader Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,568		1,772
Total liabilities		1,500		1,627
Sales		256		0
Profit (loss) for the year		(78)		(26)
Yeong Yang Innovation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,557		1,773
Total liabilities		1,497		1,622
Sales		244		5
Profit (loss) for the year		(91)		(21)
Yeong Yang Horus Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,552		1,771
Total liabilities		1,498		1,624
Sales		243		9
Profit (loss) for the year		(93)		(24)
Yeong Yang Solar Management Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,573		1,774
Total liabilities		1,500		1,625
Sales		262		0
Profit (loss) for the year		(75)		(23)
LSG Hydro Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,144		1
Total liabilities		1,159		0
Sales		0		0
Profit (loss) for the year		(18)		0
KOEN Bio Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		261		394
Total liabilities		219		199
Sales		639		51
Profit (loss) for the year		(150)		(305)
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		78,094		70,993
Total liabilities		65,012		56,707
Sales		0		0
Profit (loss) for the year		(1,304)		1,354
Jeongam Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		81,800		86,853
Total liabilities		68,317		74,267
Sales		10,722		10,476
Profit (loss) for the year		892		1,027
KOWEPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		42,865		39,973
Total liabilities		2,422		1,449
Sales		0		0
Profit (loss) for the year		1,668		(744)
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		42,187		21,252
Total liabilities		22,031		768
Sales		0		0
Profit (loss) for the year		(328)		(116)
KHNP Spain, S.L.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3		5
Total liabilities		0		0
Sales		0		0
Profit (loss) for the year		(1)		0
K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		320,227		353,324
Total liabilities		296,141		318,977
Sales		16,980		421
Profit (loss) for the year		3,690		₩ (7,525)
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		48,770
Total liabilities		44,647
Sales		3,447
Profit (loss) for the year		(354)
EWP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		51,105
Total liabilities		0
Sales		0
Profit (loss) for the year		15,203
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		310,271
Total liabilities		214,792
Sales		2,228
Profit (loss) for the year		2,884
Digital Innovation Growth Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,594
Total liabilities		100
Sales		0
Profit (loss) for the year		(363)
J Wind First, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		33,611
Total liabilities		33,611
Sales		450
Profit (loss) for the year		0
KEPCO Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,273
Total liabilities		17
Sales		0
Profit (loss) for the year		(18)
KEPCO for Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		57,501
Total liabilities		58,441
Sales		0
Profit (loss) for the year		(960)
KEPCO for Maintenance Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0
Total liabilities		0
Sales		0
Profit (loss) for the year		0
KOSPO Trumbull LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		37
Total liabilities		3
Sales		0
Profit (loss) for the year		0
Changjuk Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		29,208
Total liabilities		3,137
Sales		9,027
Profit (loss) for the year		3,503
KA Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,937
Total liabilities		418
Sales		0
Profit (loss) for the year		₩ 442

[1]	Financial information of EWP America Inc. includes that of two other subsidiaries, EWP Renewable Corporation, and California Power Holdings, LLC.
[2]	Financial information of EWP America Inc. includes that of three other subsidiaries, EWP Renewable Corporation, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.
[3]	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.
[4]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of five other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, and UI Carbon-Neutrality Fund.
[5]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund and BSK
E-New
Industry Fund X.